Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 58,333	$ 59,521	$ 51,445
Cost of revenue	(47,408)	(48,611)	(42,165)
Gross profit	10,925	10,910	9,280
Operating cost and expenses:
Selling and distribution	(1,632)	(1,423)	(1,692)
General and administrative	(8,509)	(6,959)	(5,978)
Total operating cost and expenses	(10,141)	(8,382)	(7,670)
Profit from operations	784	2,528	1,610
Other income (expense):
Interest income	10	2	2
Interest expense	(1,252)	(1,033)	(634)
Government grant	68	74	79
Loss on disposal of plant and equipment	(2)
Foreign exchange gain, net	307	151	586
Other income	202	182	209
Total other (expense) income, net	(667)	(624)	242
Income before income taxes	117	1,904	1,852
Income tax expense	(109)	(275)	(325)
NET INCOME	8	1,629	1,527
Other comprehensive (loss) income:
Foreign currency translation adjustment	(126)	71	18
COMPREHENSIVE (LOSS) INCOME	$ (118)	$ 1,700	$ 1,545
Net income per share
Net income loss per share- basic	$ 0.16	$ 0.18	$ 0.0008
Net income loss per share- diluted	$ 0.16	$ 0.18	$ 0.0008
Weighted average number of ordinary shares outstanding, Basic	9,000	9,000	9,875
Weighted average number of ordinary shares outstanding, Diluted	9,000	9,000	9,875